AFFILIATE AND RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 08, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jul. 06, 2016
Related Party Transaction [Line Items]
Investment in affiliates and related parties				$ 930	$ 5,606
Equity in net income (loss) from investment in related party				(10,040)	(1,132)
Prepayment to affiliate included in prepaid expenses and other current assets				130,425	102,219
Transfer of goodwill				(23,101)
Related party expense				640,344	132,427
Cash distributions to shareholders		$ 839,700		840,035	445,176
Cash distributions			$ 79,617	919,317	365,559
Affiliates
Related Party Transaction [Line Items]
Related party note					1,750,000
Due to related parties and affiliates					102,557
Fees for Executive Services | Affiliates
Related Party Transaction [Line Items]
Related party expense				30,000	20,556
Related party transaction, annual fee				30,000
Equipment Purchase Costs | Affiliates
Related Party Transaction [Line Items]
Capital expenditures					1,025
Equipment Purchase Costs | Altice Labs S.A.
Related Party Transaction [Line Items]
Capital expenditures				17,434
Equipment Purchase Costs | Altice Management International
Related Party Transaction [Line Items]
Capital expenditures					44,121
Software Development Service Costs | Altice Labs S.A.
Related Party Transaction [Line Items]
Capital expenditures					740
Software Development Service Costs | Altice Management International
Related Party Transaction [Line Items]
Capital expenditures				$ 4,578
Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest						75.00%
Ownership percentage				25.00%
Equity in net income (loss) from investment in related party				$ 7,219	1,132
I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage				25.00%
Equity in net income (loss) from investment in related party				$ 2,821	0
Newsday And i24News
Related Party Transaction [Line Items]
Investment in affiliates and related parties				(2,649)	5,606
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Related Party Transaction [Line Items]
Cash distributions to shareholders				500,000
Proceeds from credit facility debt		$ 500,000		1,350,000
Other Operating Expense | Transition Services | Affiliates
Related Party Transaction [Line Items]
Other operating expenses, charges for related party services				4,057	887
Transition services credit				$ 917	$ 2,589
Subsequent Event
Related Party Transaction [Line Items]
Cash distributions to shareholders	$ 1,500,000